Stock Options, Stock Purchase Plan and Warrants - Fair Value of Each Stock Option Award Granted (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (%)	1.00%	0.70%	0.60%
Expected volatility (%)	50.00%	46.00%	51.00%
Dividend yield (%)	0.00%	0.00%	0.00%
Weighted average fair value/share at grant date	$ 1.50	$ 1.19	$ 0.73
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years	2 years 6 months	2 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 7 months 6 days	4 years 6 months	4 years 6 months